Cover	Aug. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2026
Current Fiscal Year End Date	--06-30
Entity File Number	000-19333
Entity Registrant Name	BION ENVIRONMENTAL TECHNOLOGIES, INC.
Entity Central Index Key	0000875729
Entity Tax Identification Number	84-1176672
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	9 East Park Court
Entity Address, City or Town	Old Bethpage
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11804
City Area Code	406
Local Phone Number	839-0816
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false